Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Quarterly Financial Information

Quarterly Periods Ended:	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2017
Total Revenues	$3,933.3	$343.6	$152.7	$792.8	$560.5	$746.1	$304.1	$401.3
Operating Income	1,097.1	83.2	90.4	220.2	118.7	150.7	20.8	53.7
Net Income	594.2	33.3	57.0	110.6	68.4	86.2	4.8	17.3
Earnings Attributable to Common Shareholders	592.2	NA	NA	NA	NA	NA	NA	16.3

June 30, 2017
Total Revenues	$3,576.5	$389.5	$229.4	$675.3	$467.3	$663.9	$344.7	$424.7
Operating Income	744.7	109.7	165.4	127.4	35.2	119.6	46.1	75.0
Net Income	376.2	49.0	107.4	52.1	10.5	62.3	20.4	25.1
Earnings Attributable to Common Shareholders	375.0	NA	NA	NA	NA	NA	NA	24.5

September 30, 2017
Total Revenues	$4,104.7	$431.2	$167.3	$719.3	$557.7	$742.0	$442.8	$517.6
Operating Income	986.5	129.7	95.1	173.0	115.1	154.5	86.8	137.0
Net Income	556.7	64.3	59.9	86.0	64.9	82.6	46.2	84.1
Earnings Attributable to Common Shareholders	544.7	NA	NA	NA	NA	NA	NA	73.1

December 31, 2017
Total Revenues	$3,810.4	$374.1	$173.8	$746.8	$535.7	$731.9	$335.6	$436.3
Operating Income	742.2	97.1	96.9	174.9	84.3	145.4	21.2	42.0
Net Income	401.8	163.9	61.8	82.6	42.9	92.8	0.6	11.0
Earnings Attributable to Common Shareholders	400.7	NA	NA	NA	NA	NA	NA	10.8

NA    Not applicable.

Quarterly Periods Ended:	AEP		AEP Texas		AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2016
Total Revenues	$4,044.9		$330.5		$79.6	$820.0	$532.7	$763.6	$274.3	$379.0
Operating Income	892.9		82.4		34.8	244.4	115.8	134.0	35.8	51.4
Income from Continuing Operations	503.1		35.0		—	—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	—		(1.3)	(c)	—	—	—	—	—	—
Net Income	503.1		33.7		25.8	126.3	74.7	70.2	15.7	24.5

June 30, 2016
Total Revenues	$3,892.9		$365.0		$153.1	$673.5	$522.4	$730.8	$300.2	$427.0
Operating Income	866.2		103.4		108.1	158.3	94.8	138.6	59.0	85.9
Income from Continuing Operations	506.4		49.7		—	—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	(2.5)	(a)	(0.7)	(c)	—	—	—	—	—	—
Net Income	503.9		49.0		74.8	73.4	51.3	74.6	28.9	44.3

September 30, 2016
Total Revenues	$4,652.2		$403.9		$125.3	$778.2	$597.6	$871.3	$401.7	$539.7
Operating Income (Loss)	(1,127.9)	(b)	112.4		76.4	204.4	131.4	171.6	98.4	147.4
Income (Loss) from Continuing Operations	(764.2)	(b)	55.5		—	—	—	—	—	—
Income (Loss) from Discontinued Operations, Net of Tax	—		(47.4)	(c)	—	—	—	—	—	—
Net Income (Loss)	(764.2)	(b)	8.1		52.4	104.1	75.4	99.9	52.8	84.4

December 31, 2016
Total Revenues	$3,790.1		$362.0		$120.0	$729.5	$514.9	$588.2	$273.6	$402.3
Operating Income	575.9		81.4		60.8	136.2	39.6	64.3	5.5	36.4
Income from Continuing Operations	375.2		55.2		—	—	—	—	—	—
Income from Discontinued Operations, Net of Tax	—		0.6	(c)	—	—	—	—	—	—
Net Income	375.2		55.8		39.7	65.3	38.5	37.5	2.6	16.5

(a)	Includes final accounting adjustment for sale of AEPRO (see Note 7).

(b)	Includes impairments for certain merchant generation assets (see Note 7).

(c)	Includes the transfer of the Wind Farms (see Note 7).